Summary of Capital Trust Securities (Details) - TD Capital Trust IV [member] [Member] - TD Capital Trust IV Notes - Series 2 [member] Securities in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021 CAD ($) Securities
Disclosure of trust capital securities [Line Items]
Number of capital trust securities | Securities		450
Distribution/Interest payment dates	June 30, Dec. 31
Annual yield	10.00%
Redemption date at the option issuer	Jun. 30, 2014
Principal amount | $		$ 450